Revenue	12 Months Ended
Dec. 31, 2022
Revenue
Revenue

21    Revenue

The Company’s revenue is as follows:

	2022	2021	2020
Educational content	1,761,415	1,218,687	998,373
Other	17,428	17,237	4,534
Deductions:
Taxes	(3,416)	(3,850)	(1,197)
Revenue	1,775,427	1,232,074	1,001,710

	2022			2021			2020
Segments	Core	Supplemental	Total	Core	Supplemental	Total	Core	Supplemental	Total
Type of goods or service
Educational content	1,365,086	392,913	1,757,999	931,187	283,650	1,214,837	839,383	157,793	997,176
Other	2,567	14,861	17,428	4,812	12,425	17,237	1,762	2,772	4,534
Total revenue from contracts with customers	1,367,653	407,774	1,775,427	935,999	296,075	1,232,074	841,145	160,565	1,001,710

Revenue Indirect tax benefits

According to Brazilian tax laws, the Company is subject to the taxation, with a zero tax rate, of the social integration program tax (Programa de Integração Social, or PIS) and the social contribution on revenues tax (Contribuição para o Financiamento da Seguridade Social, or COFINS) on the sale of books. The sale of printed and digital books is also exempt from the Brazilian municipal taxes and from the Brazilian value added tax (Imposto sobre Operações relativas à Circulação de Mercadorias e sobre Prestações de Serviços de Transporte Interestadual e Intermunicipal e de Comunicação, or ICMS).